SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 02, 2019 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2020 CNY (¥)
Significant accounting policies
Accumulated deficit		¥ (8,369,868)		¥ (7,590,382)		$ (1,213,517)
Recorded credit loss		35,409	$ 5,134	18,399	¥ 2,393
Internal use software development costs, Amount capitalized		¥ 15,322		11,422	8,684	2,221
Percentage of interest in limited partnerships applies the equity method of accounting		3.00%	3.00%
Impairment of long-lived assets				109,267	81,619
Deferred revenue		¥ 95,078		55,695		13,785
Revenue recognized		39,374	$ 5,709
Advertising expense		6,829	$ 990	7,272	7,779
Share Repurchase Plan, share value				1,704,890	¥ 130,650
Retained Earnings (Accumulated Deficit)		(8,369,868)		¥ (7,590,382)		(1,213,517)
2026 Convertible promissory notes
Significant accounting policies
Accumulated deficit		8,400,000
Retained Earnings (Accumulated Deficit)		¥ 8,400,000
Principal amount on whom there is right to require early redemption | $						$ 600,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update (ASU) 2016-13
Significant accounting policies
Accumulated deficit							¥ 2,740
Retained Earnings (Accumulated Deficit)							¥ 2,740
American Depository Shares [Member]
Significant accounting policies
Share Repurchase Plan, period	13 months
Maximum [Member]
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)		6.8972				6.8972
Maximum [Member] | American Depository Shares [Member]
Significant accounting policies
Share repurchase plan, value | $	$ 20,000